Operating Revenue	Nov. 18, 2019
Text Block [Abstract]
Operating Revenue
Note 4. Operating Revenue
The Companies’ operating revenue consists of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018

(millions)

Dominion Energy

Regulated electric sales:

Residential	$1,094	$788	$1,740	$1,605

Commercial	889	636	1,385	1,160

Industrial	217	121	247	228

Government and other retail	214	210	414	423

Wholesale	41	23	89	65

Nonregulated electric sales	175	282	491	700

Regulated gas sales:

Residential	177	116	779	480

Commercial	73	34	264	137

Other	25	1	63	11

Nonregulated gas sales	71	9	318	97

Regulated gas transportation and storage:

FERC-regulated	247	272	524	534

State-regulated	166	144	379	334

Nonregulated gas transportation and storage	174	124	348	124

Other regulated revenues (1)	82	44	126	94

Other nonregulated revenues (1)(2)	101	141	209	277

Total operating revenue from contracts with customers	3,746	2,945	7,376	6,269

Other revenues (3)	224	143	452	285

Total operating revenue	$3,970	$3,088	$7,828	$6,554

Virginia Power

Regulated electric sales:

Residential	$808	$788	$1,731	$1,605

Commercial	681	636	1,317	1,160

Industrial	118	121	230	228

Government and other retail	197	210	401	423

Wholesale	29	23	66	65

Other regulated revenues	62	33	88	65

Other nonregulated revenues (2)	19	18	33	31

Total operating revenue from contracts with customers	1,914	1,829	3,866	3,577

Other revenues (2)(3)	24	—	37	—

Total operating revenue	$1,938	$1,829	$3,903	$3,577

Dominion Energy Gas

Regulated gas sales - wholesale	$—	$—	$2	$6

Nonregulated gas sales (2)	1	1	3	3

Regulated gas transportation and storage	306	303	646	616

Nonregulated gas transportation and storage	173	124	348	124

Management service revenue (2)	45	73	88	132

Other regulated revenues (1)	3	6	6	14

Other nonregulated revenues (1)(2)	1	—	1	1

Total operating revenue from contracts with customers	529	507	1,094	896

Other revenues	1	1	2	2

Total operating revenue	$530	$508	$1,096	$898

(1)
Amounts above include $42 million
and $
2
 million
for the three months ended June 30, 2019, $33 million
and $
3
million
for the three months ended June 30, 2018, $93
and $
3

million for the six months ended June 30, 2019 and $63 million and $
6
 million
for the six months ended June 30, 2018 primarily consisting of NGL sales at Dominion Energy and Dominion Energy Gas
, respectively, which are considered to be goods transferred at a point in time.

(2)	See Notes 10 and 20 for amounts attributable to related parties and affiliates.
(3)
Amounts above include alternative revenue of $21 million and $35 million at Dominion Energy and $18 million and $26 million at Virginia Power for the three and six months ended June 30, 2019, respectively.

The table below discloses the aggregate amount of the transaction price allocated to fixed-price performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period and when the Companies expect to recognize this revenue. These revenues relate to contracts containing fixed prices where the Companies will earn the associated revenue over time as they stand ready to perform services provided. This disclosure does not include revenue related to performance obligations that are part of a contract with original durations of one year or less. In addition, this disclosure does not include expected consideration related to performance obligations for which the Companies elect to recognize revenue in the amount they have a right to invoice.

Revenue expected to be recognized on multi-year contracts in place at June 30, 2019	2019	2020	2021	2022	2023	Thereafter	Total

(millions)

Dominion Energy	$808	$1,561	$1,461	$1,343	$1,173	$13,570	$19,916

Virginia Power	11	3	1	—	—	—	15

Dominion Energy Gas	854	1,666	1,566	1,427	1,234	13,879	20,626
Contract assets represent an entity’s right to consideration in exchange for goods and services that the entity has transferred to a customer. At June 30, 2019 and December 31, 2018, Dominion Energy’s contract asset balances were $37 million and $42 million, respectively. Dominion Energy Gas’ contract asset balances were $51 million and $58 million at June 30, 2019 and December 31, 2018, respectively. Dominion Energy and Dominion Energy Gas’ contract assets are recorded in other deferred charges and other assets in the Consolidated Balance Sheets. Contract liabilities represent an entity’s obligation to transfer goods or services to a customer for which the entity has received consideration, or the amount that is due, from the customer. At June 30, 2019 and December 31, 2018, Dominion Energy’s contract liability balances were $87 million and $106 million, respectively. At June 30, 2019 and December 31, 2018, Virginia Power’s contract liability balances were $26 million and $22 million, respectively. At June 30, 2019 and December 31, 2018, Dominion Energy Gas’ contract liability balances were $34 million and $49 million, respectively. During the six months ended June 30, 2019, Dominion Energy, Virginia Power and Dominion Energy Gas recognized revenue of $91 million, $22 million and $28 million, respectively, from the beginning contract liability balances as the Companies fulfilled their obligations to provide service to their customers. The Companies’ contract liabilities are recorded in other current liabilities and other deferred credits and other liabilities in the Consolidated Balance Sheets.